Employee benefit plans - Summary of Principal Actuarial Assumptions (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Greece | Employee Benefit Plan
Disclosure of defined benefit plans [line items]
Discount rate - beginning of year	1.70%	1.70%
Discount rate - end of year	0.90%	1.70%
Rate of salary escalation	2.70%	2.80%
Turkey | Employee Benefit Plan
Disclosure of defined benefit plans [line items]
Discount rate - beginning of year	15.00%	11.00%
Discount rate - end of year	13.00%	15.00%
Rate of salary escalation	8.20%	9.00%
Canada | Employee Benefit Plan
Disclosure of defined benefit plans [line items]
Expected return on plan assets	3.90%	3.40%
Discount rate - beginning of year	3.90%	3.40%
Discount rate - end of year	3.10%	3.90%
Rate of salary escalation	2.00%	2.00%
Average remaining service period of active employees expected to receive benefits	7 months 6 days	1 year 7 months 6 days
Canada | SERP
Disclosure of defined benefit plans [line items]
Expected return on plan assets	3.90%	3.40%
Discount rate - beginning of year	3.90%	3.40%
Discount rate - end of year	3.10%	3.90%
Rate of salary escalation	2.00%	2.00%
Average remaining service period of active employees expected to receive benefits	7 months 6 days	1 year 7 months 6 days